Total Capital and Net Income Per Common Unit (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Net Income Per Common Unit

	Year Ended December 31, 2021 $	Year Ended December 31, 2020 $	Year Ended December 31, 2019 $
Limited partners' interest in net income for basic and diluted net income per common unit	213,138	60,632	124,546
Weighted average number of common units (i)	87,091,647	83,313,097	78,177,189
Dilutive effect of unit-based compensation	124,665	105,907	91,223
Weighted average number of common units and common unit equivalents	87,216,312	83,419,004	78,268,412
Limited partner's interest in net income per common unit:
Basic	2.45	0.73	1.59
Diluted	2.44	0.73	1.59
(i) Includes common units related to non-forfeitable unit-based compensation

Accelerated share repurchases	The following table summarizes the common units repurchased during the years ended December 31, 2021, 2020 and 2019:

Year ended December 31,	Units repurchased	Average price paid per unit	Total cost (1) $
2021	—	—	—
2020	1,373,066	$11.16	15,322
2019	1,934,569	$13.03	25,214
Total	3,307,635	$12.17	40,536
(1)Excludes the repurchase cost of the associated general partner interest